Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 22 - Subsequent Events

Disposition of subsidiary

On March 16, 2024, Lishui Xincai signed a share transfer agreement with a third party to sell its 100% equity interest in Tantech Charcoal for consideration of approximately $0.3 million (RMB1.8 million). The disposition is not considered a strategic shift to the Group’s business nor have a major effect on the Group’s operation and financial results, therefore, no discontinued operations were presented.

Private placement

On May 1, 2024, the Company completed a private placement and issued an aggregate of 4,200,000 units and pre-funded units (collectively, the “Units”) at a purchase price of $0.50 per unit (less $0.0001 per pre-funded unit). Each Unit consists of (i) one Common Share of the Company (or one pre-funded warrant to purchase one Common Share (the “Pre-Funded Warrant”)), (ii) two Series A warrants each to purchase one Common Shares (the “Series A Warrants”) and (iii) one Series B warrant to purchase such amount of Common Shares as determined on the Reset Date (defined below) and in accordance with the terms therein (the “Series B Warrant” and together with the Series A Warrant, the “Warrants”).

The Pre-Funded Warrants is immediately exercisable at an exercise price of $0.0001 per Common Share and will not expire until exercised in full. The Series A Warrants will be exercisable upon issuance, will have an exercise price of $0.75 per Common Share (subject to certain anti-dilution and share combination event protections) and will have a term of 5.5 years from the date of issuance. The Series B Warrants will be exercisable following the Reset Date, will have an exercise price of $0.0001 per Common Share and will have a term of 5.5 years from the date of issuance. The exercise price and number of Common Shares issuable under the Series A Warrants are subject to adjustment and the number of Common Shares issuable under the Series B Warrant will be determined following the earliest to occur of: (i) the date on which a resale registration statement covering the resale of all Registrable Securities (as defined in the Series B Warrant) has been declared effective for 11 consecutive trading days, (ii) the date on which the Purchasers may sell the Registrable Securities pursuant to Rule 144 under the Securities Act of 1933, as amended (the “Act”) for a period of 11 consecutive trading days, and (iii) twelve months and 30 days following the issuance date of the Series B Warrants (the “Reset Date”) to be determined pursuant to the lowest daily average trading price of the Common Shares during a period of 10 trading days, subject to a pricing floor of $0.137 per Common Share, such that the maximum number of Common Shares underlying the Series A Warrants and Series B Warrants would be an aggregate of approximately 8,400,000 shares and 11,128,470 shares, respectively. The Company expects to file a resale registration statement covering all of the registrable securities on behalf the purchasers pursuant to a registration rights agreement entered into with the Purchasers in connection with the Private Placement.